UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/14

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS DIVERSIFIED INTERNATIONAL FUND

                        - DREYFUS EMERGING ASIA FUND

                        - DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

                        - DREYFUS GREATER CHINA FUND

                        - DREYFUS INDIA FUND

                        - DREYFUS SATELLITE ALPHA FUND

1

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2014 (Unaudited)

Registered Investment Companies--99.2%	Shares		Value ($)
Foreign Common Stocks
Dreyfus Emerging Markets Fund, Cl.
I	4,552,007	a	41,241,182
Dreyfus International Equity Fund,
Cl. I	3,983,202	a	138,934,071
Dreyfus International Value Fund,
Cl. I	4,465,152	a	53,894,383
Dreyfus/Newton International
Equity Fund, Cl. I	7,384,394	a	143,478,771
International Stock Fund, Cl. I	7,071,121	a	102,884,808
Total Investments (cost $380,456,068)	99.2%		480,433,215
Cash and Receivables (Net)	.8%		3,695,622
Net Assets	100.0%		484,128,837

a Investment in affiliated mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $99,977,147 of which $103,158,334 related to appreciated investment securities and $3,181,187 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.2

†	Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable	Total
Assets ($)	Prices	Observable Inputs	Inputs
Investments in Securities:
Mutual Funds+	480,433,215	-	-	480,433,215

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
January 31, 2014 (Unaudited)

Common Stocks--101.1%	Shares		Value ($)
China--31.1%
AviChina Industry & Technology, Cl. H	1,392,000		809,658
Baidu, ADR	5,600	a	876,400
China Cinda Asset Management, Cl. H	1,150,000		743,579
China Medical System Holdings	564,500		644,402
China Mobile Games & Entertainment Group, ADR	9,500	a	311,695
Chongqing Changan Automobile, Cl. B	308,398		556,147
Fu Shou Yuan International Group	60,000		38,023
Haitong Securities, Cl. H	217,600		314,694
Sinotrans, Cl. H	417,000		173,630
SPT Energy Group	1,122,000		760,625
Tencent Holdings	12,300		849,039
Yashili International Holdings	743,000		391,033
YuanShengTai Dairy Farm	800,000		195,991
			6,664,916
Hong Kong--11.9%
China Cord Blood	31,544	a	123,652
China State Construction International Holdings	504,000		916,358
Goldpoly New Energy Holdings	3,380,000	a	649,685
Hutchison Whampoa	52,000		638,984
VODone	1,200,000	a	223,467
			2,552,146
India--14.8%
Glenmark Pharmaceuticals	75,000		668,009
HCL Technologies	17,000		394,388
Idea Cellular	140,000		320,571
Jain Irrigation Systems	552,217		549,069
Larsen & Toubro	33,000		511,241
UPL	110,000		329,306
Yes Bank	81,567		392,697
			3,165,281
Indonesia--1.2%
Electronic City Indonesia	1,262,500		256,124
Macau--2.9%
Sands China	80,000		617,770
Malaysia--5.7%
Cahya Mata Sarawak	65,700		145,727
MY E.G. Services	450,000		355,828
Oldtown	447,875		262,931
Sapurakencana Petroleum	341,000	a	445,929
			1,210,415
Philippines--2.3%
D&L Industries	1,700,000		271,915
Metro Pacific Investments	6,000		568
Vista Land & Lifescapes	1,911,400		219,338
			491,821

South Korea--20.6%
Hyundai Motor	1,400		306,109
Kolao Holdings	14,098	a	294,649
Sapphire Technology	24,450	a	901,155
Seegene	4,100	a	228,147
Seoul Semiconductor	21,000	a	894,329
SK Chemicals	4,500	a	245,338
SK Hynix	36,700	a	1,285,505
Woori Finance Holdings	22,000	a	252,822
			4,408,054
Taiwan--8.6%
Chicony Power Technology	19,000		28,615
Giga Solar Materials	35,000		587,102
Ledlink Optics	157,000		479,320
Parade Technologies	105,602		749,792
			1,844,829
Thailand--2.0%
Mega Lifesciences	333,900	a	192,400
Thai Union Frozen Products, NVDR	111,500		234,758
			427,158

Total Investments (cost $20,791,356)	101.1%		21,638,514
Liabilities, Less Cash and Receivables	(1.1%)		(238,564)
Net Assets	100.0%		21,399,950

ADR - American Depository Receipts
NVDR- Non-Voting Depository Receipts

a Non-income producing security.

At January 31, 2014, net unrealized appreciation on investments was $847,158 of which $2,265,214 related to appreciated investment securities and $1,418,056 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	38.9
Industrial	17.6
Consumer Discretionary	10.7
Financial	9.0
Health Care	8.7
Energy	5.6
Consumer Staples	5.1
Materials	4.0
Telecommunication Services	1.5
101.1

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

Hong Kong Dollar,
Expiring
2/4/2014 a	1,720,000	221,490	221,541	51

Counterparty:

a	Standard Chartered Bank

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	1,311,747	20,326,767++	-	21,638,514
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	51	-	51

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
January 31, 2014 (Unaudited)

Common Stocks--98.4%	Shares		Value ($)
Australia--6.1%
Australand Property Group	180,360		612,428
Dexus Property Group	2,404,020		2,093,472
Federation Centres	1,789,480		3,544,836
Goodman Group	641,580		2,603,486
Lend Lease Group	154,410		1,423,070
Mirvac Group	5,657,610		8,225,835
Stockland	474,390		1,494,007
Westfield Group	1,100,890		9,793,962
Westfield Retail Trust	3,508,140		9,249,375
			39,040,471
Canada--3.3%
Allied Properties Real Estate Investment Trust	66,530		1,953,339
Boardwalk Real Estate Investment Trust	60,360		3,170,424
Brookfield Office Properties	138,840		2,595,420
Calloway Real Estate Investment Trust	188,970		4,216,300
Chartwell Retirement Residences	6,040	a	57,756
Chartwell Retirement Residences	241,500		2,309,293
Dundee Real Estate Investment Trust, Cl. A	258,840		6,811,762
			21,114,294
Finland--.3%
Sponda	352,240		1,703,574
France--4.1%
ICADE	38,860		3,406,144
Mercialys	121,410		2,486,420
Unibail-Rodamco	82,490		19,853,012
			25,745,576
Germany--2.2%
Alstria Office REIT	421,010	b	5,465,753
Deutsche Wohnen-BR	313,490		5,867,890
LEG Immobilien	46,120		2,745,908
			14,079,551
Hong Kong--6.9%
China Overseas Land & Investment	828,000		2,217,379
Hongkong Land Holdings	455,171		2,743,261
Link REIT	1,078,221		4,843,908
New World Development	4,889,000		6,098,315
Shimao Property Holdings	2,518,500		5,498,394
Sun Hung Kai Properties	845,000		10,332,073
Wharf Holdings	1,722,200		11,766,884
			43,500,214
Japan--13.8%
GLP J-REIT	4,858		5,011,690
Hulic Reit	476	c	503,161
Japan Excellent	1,940		2,299,859
Japan Logistics Fund	1,035		2,288,868
Japan Real Estate Investment	909		4,662,846
Kenedix Office Investment	805		3,977,916
Mitsubishi Estate	527,000		12,876,937
Mitsui Fudosan	745,000		23,469,423
Mori Hills REIT Investment	2,823		3,752,653
Nippon Building Fund	1,391		7,876,269
Sumitomo Realty & Development	441,000		19,378,772
Tokyo Tatemono	176,000		1,632,962
			87,731,356
Luxembourg--.6%

GAGFAH	267,880	b	3,845,928
Netherlands--.3%
Eurocommercial Properties	45,480		1,870,608
Norway--.4%
Norwegian Property	2,184,830		2,522,147
Singapore--4.3%
Ascendas Real Estate Investment Trust	1,239,000		2,060,887
CapitaLand	3,104,000		6,672,843
CapitaMalls Asia	3,358,000		4,633,563
Fortune Real Estate Investment Trust	5,520,000		4,314,941
Global Logistic Properties	2,672,000		5,831,431
Mapletree Greater China Commercial Trust	5,802,000		3,692,539
			27,206,204
Sweden--1.2%
Wihlborgs Fastigheter	410,570		7,488,724
Switzerland--.1%
Mobimo Holding	3,784	b	788,553
United Kingdom--7.3%
British Land	855,730		9,219,348
Capital & Counties Properties	1,564,040		9,132,243
Land Securities Group	628,126		10,612,717
Londonmetric Property	2,369,680		5,365,806
Safestore Holdings	705,670		2,226,494
Tritax Big Box REIT	2,056,190		3,540,726
Unite Group	916,370		6,167,140
			46,264,474
United States--47.5%
Alexandria Real Estate Equities	66,080		4,634,190
American Campus Communities	95,060		3,304,286
Ashford Hospitality Prime	101,346		1,672,209
AvalonBay Communities	56,450		6,971,575
Aviv REIT	85,330		2,081,199
Boston Properties	106,190		11,478,077
Brandywine Realty Trust	147,470		2,101,447
BRE Properties	49,550		2,928,405
Brixmor Property Group	103,030		2,130,660
Camden Property Trust	53,090		3,282,024
CubeSmart	63,160		1,040,877
Digital Realty Trust	55,680		2,839,123
Duke Realty	392,900		6,172,459
Empire State Realty Trust, Cl. A	165,310		2,423,445
Equity Residential	117,200		6,490,536
Essex Property Trust	57,810		9,155,370
Federal Realty Investment Trust	48,720		5,310,480
First Industrial Realty Trust	136,940		2,349,890
General Growth Properties	438,320		8,827,765
HCP	194,560		7,617,024
Health Care REIT	112,150		6,495,728
Highwoods Properties	239,920		8,910,629
Host Hotels & Resorts	568,480		10,454,347
Hudson Pacific Properties	252,950		5,496,603
Kilroy Realty	100,280		5,294,784
Kimco Realty	467,350		9,772,289
Liberty Property Trust	275,190		10,016,916
Macerich	129,660		7,338,756
Mid-America Apartment Communities	75,740		4,888,260
Omega Healthcare Investors	49,890		1,593,487
Prologis	358,340		13,889,258
Public Storage	45,760		7,211,318
Regency Centers	173,780		8,365,769
Retail Properties of America, Cl. A	224,190		2,957,066
Rexford Industrial Realty	34,979		477,463

Simon Property Group	276,420		42,800,873
SL Green Realty	91,580		8,587,457
Sovran Self Storage	65,060		4,418,225
Strategic Hotels & Resorts	352,140	b	3,278,423
Sunstone Hotel Investors	638,310		8,189,517
Tanger Factory Outlet Centers	220,290		7,353,280
UDR	352,770		8,586,422
Ventas	205,890		12,845,477
Vornado Realty Trust	103,410		9,496,140
			301,529,528
Total Common Stocks
(cost $586,952,287)			624,431,202

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,567,000)	2,567,000	[d]	2,567,000

Total Investments (cost $589,519,287)	98.8%		626,998,202
Cash and Receivables (Net)	1.2%		7,422,451
Net Assets	100.0%		634,420,653

BR--Bearer Certificate
REIT--Real Estate Investment Trust

a	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, this security was valued at $57,756 or 0.01% of net assets.
b	Non-income producing security.
c	The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2014, the value of these securities amounted to $503,161 or .0% of net assets.
d	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $37,478,915 of which $57,428,118 related to appreciated investment securities and $19,949,203 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Office	20.1
Diversified	19.4
Regional Malls	11.2
Multifamily	8.7
Retail	7.5
Shopping Centers	5.8
Industrial	5.7
Health Care	5.2
Real Estate Services	5.1
Hotel	3.7
Self Storage	2.3
Residential	1.8
Specialty	1.2
Office & Industrial	.7
Money Market Investment	.4
98.8

†	Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	301,529,529	-	-	301,529,529
Equity Securities - Foreign Common Stocks+	612,428	322,289,245++	-	322,901,673
Mutual Funds	2,567,000	-	-	2,567,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	2,099	-	2,099

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

Japanese Yen,
Expiring
2/3/2014 a	55,000,000	536,219	538,318	2,099

Counterparty:

a	Northern Trust

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
January 31, 2014 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--5.3%
Chongqing Changan Automobile, Cl.
B	9,700,725		17,493,722

Capital Goods--17.2%
AviChina Industry & Technology,
Cl. H	29,400,000		17,100,532
Chicony Power Technology	162,000		243,978
China State Construction
International Holdings	11,530,000		20,963,516
Hutchison Whampoa	1,108,000		13,615,276
L.K. Technology Holdings	41,090,000	a	5,180,800
			57,104,102
Consumer Services--7.8%
Fu Shou Yuan International Group	850,000		538,654
Galaxy Entertainment Group	1,223,000	a	11,883,076
Goldpac Group	482,000		524,601
Sands China	1,676,000		12,942,275
			25,888,606
Diversified Financials--12.3%
China Cinda Asset Management, Cl.
H	28,500,000		18,427,832
China Galaxy Securities,
Cl. H	10,215,000		7,286,690
Far East Horizon	4,743,000		3,413,212
Haitong Securities, Cl. H	8,230,000		11,902,275
			41,030,009
Energy--5.7%
CNOOC	2,894,000		4,474,702
SPT Energy Group	21,508,000		14,580,673
			19,055,375
Food, Beverage & Tobacco--4.9%
China Huishan Dairy Holdings	16,969,000		5,624,816
Yashili International Holdings	15,000,000		7,894,341
YuanShengTai Dairy Farm	11,220,000		2,748,769
			16,267,926
Insurance--4.4%
AIA Group	3,190,000		14,711,465

Pharmaceuticals, Biotech & Life Sciences--6.4%
China Medical System Holdings	15,629,000		17,841,206
Livzon Pharmaceutical Group, Cl. H	568,300	a	3,433,019
			21,274,225
Real Estate--1.0%
China Resources Land	1,408,000		3,319,652

Retailing--1.4%
Baoxin Auto Group	3,163,500		2,643,285
China Merchants Land	8,316,000	a	1,854,306
			4,497,591
Semiconductors & Semiconductor Equipment--12.4%
Giga Solar Materials	550,000		9,225,897
Goldpoly New Energy Holdings	68,274,000	a	13,123,257
Inotera Memories	11,200,000	a	8,645,626
Parade Technologies	1,464,032		10,394,877
			41,389,657
Software & Services--18.4%
AutoNavi Holdings, ADR	230,000	a	3,588,000
Baidu, ADR	84,500	a	13,224,250
China Mobile Games & Entertainment
Group, ADR	214,065	a	7,014,910
Qihoo 360 Technology, ADR	86,754	a	8,769,094
Tencent Holdings	413,000		28,508,373
			61,104,627
Transportation--1.0%
Sinotrans, Cl. H	8,396,000		3,495,910

Utilities--1.0%
Guangdong Investment	3,656,000		3,412,479

Total Investments (cost $257,864,006)	99.2%		330,045,346
Cash and Receivables (Net)	.8%		2,744,362
Net Assets	100.0%		332,789,708

ADR - American Depository Receipts

a Non-income producing security.

At January 31, 2014, net unrealized appreciation on investments was $72,181,340 of which $83,668,191 related to appreciated investment securities and $11,486,851 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.4
Capital Goods	17.2
Semiconductors & Semiconductor Equipment	12.4
Diversified Financials	12.3
Consumer Services	7.8
Pharmaceuticals, Biotech & Life Sciences	6.4
Energy	5.7
Automobiles & Components	5.3
Food, Beverage & Tobacco	4.9
Insurance	4.4
Retailing	1.4
Real Estate	1.0
Transportation	1.0
Utilities	1.0
99.2

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
1/31/2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Hong Kong Dollar,
Expiring
2/4/2014 a	5,030,000	647,520	647,879	(359)

Counterparty:

a	Standard Chartered Bank

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Quoted	Level 2 - Other Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	32,596,254	297,449,092++	-	330,045,346
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(359)	-	(359)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
See note above for additional information.
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus India Fund
January 31, 2014 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Automobiles & Components--4.7%
Tata Motors	14,000		77,730
Banks--14.7%
Axis Bank	3,500		61,615
Bank of Baroda	5,600		49,092
ICICI Bank	4,200		64,973
Yes Bank	14,000		67,402
			243,082
Capital Goods--14.0%
Jain Irrigation Systems	88,000		87,498
Larsen & Toubro	6,200		96,051
NCC	120,000		47,585
			231,134
Food, Beverage & Tobacco--7.5%
ITC	16,500		85,112
Tilaknagar Industries	48,902		38,835
			123,947
Household & Personal Products--3.2%
Jyothy Laboratories	15,500		53,097
Materials--6.8%
JK Lakshmi Cement	30,000		31,534
UPL	27,000		80,830
			112,364
Media--4.0%
Dish TV India	52,195	a	39,742
Zee Entertainment Enterprises	6,000		25,515
			65,257
Pharmaceuticals, Biotech & Life Sciences--13.3%
Dr. Reddy's Laboratories	1,950		81,263
Glenmark Pharmaceuticals	11,600		103,319
Parabolic Drugs	36,113	a	3,634
Sun Pharmaceuticals Industries	3,464		32,127
			220,343
Real Estate--2.1%
Prestige Estates Projects	16,000		35,500
Software & Services--18.0%
HCL Technologies	6,000		139,196
Info Edge (India)	5,200		41,044
Tata Consultancy Services	3,320		117,515
			297,755
Telecommunication Services--6.8%
Bharti Airtel	7,000		34,894
Idea Cellular	33,949		77,736
			112,630
Transportation--3.9%
Gateway Distriparks	32,015		64,065
Total Investments (cost $1,654,504)	99.0%		1,636,904
Cash and Receivables (Net)	1.0%		16,120
Net Assets	100.0%		1,653,024

a Non-income producing security.

At January 31, 2014, net unrealized depreciation on investments was $17,600 of which $104,847 related to appreciated investment securities and $122,447 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.0
Banks	14.7
Capital Goods	14.0
Pharmaceuticals, Biotech & Life Sciences	13.3
Food, Beverage & Tobacco	7.5
Materials	6.8
Telecommunication Services	6.8
Automobiles & Components	4.7
Media	4.0
Transportation	3.9
Household & Personal Products	3.2
Real Estate	2.1
99.0

†	Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable	Total
Assets ($)	Quoted Prices	Observable Inputs	Inputs
Investments in Securities:
Equity Securities - Foreign Common Stocks+	-	1,636,904++	-	1,636,904

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
See note above for additional information.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
January 31, 2014 (Unaudited)

Registered Investment Companies--98.9%	Shares		Value ($)
Bonds and Notes--42.4%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	3,159	a	41,410
Dreyfus Global Absolute Return
Fund, Cl. I	3,939	a,b	47,033
Dreyfus Inflation Adjusted
Securities Fund, Cl. I	3,424	a	43,419
Dreyfus International Bond Fund,
Cl. I	3,494	a	57,449
			189,311
Domestic Common Stocks--21.5%
Dreyfus Natural Resources Fund,
Cl. I	3,151	a,b	95,852
Foreign Common Stocks--35.0%
Dreyfus Emerging Markets Fund, Cl.
I	11,523	a	104,394
Dreyfus Global Real Estate
Securities Fund, Cl. I	6,417	a	51,594
			155,988

Total Investments (cost $399,045)	98.9%		441,151
Cash and Receivables (Net)	1.1%		4,707
Net Assets	100.0%		445,858

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At January 31, 2014, net unrealized appreciation on investments was $42,106 of which $50,932 related to appreciated investment securities and $8,826 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	63.9
Mutual Funds: Foreign	35.0
98.9

†	Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Unadjusted Quoted	Observable	Unobservable	Total
Assets ($)	Prices	Inputs	Inputs
Investments in Securities:
Mutual Funds+	441,151	-	-	441,151

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)